Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Abstract]
Revenue from advertisement	$ 249,000	$ 2,546,572	$ 111,996
Contract assets of accrued income amount	7,686,653	5,667,727	1,406,015
Deferred revenue	5,305,781	3,979,613	$ 3,458,753
Contract liability balance	$ 3,979,613	$ 3,458,753